Employee Termination and Other Charges - Schedule of Employee Termination Benefits (Detail) - The Flash Business of Western Digital Corporation [Member] $ in Millions	12 Months Ended
Jun. 28, 2024 USD ($)
Restructuring Cost and Reserve [Line Items]
Accrual balance at June 30, 2023	$ 3
Charges	15
Cash payments	(18)
Accrual balance at June 28, 2024	$ 0